Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenues
Revenues	$ 163,429	$ 134,189
Cost of revenues
Cost of revenues	93,752	78,612
Gross profit	69,677	55,577
Operating expenses
Research and development, net	23,998	20,601
Selling, general and administrative	65,263	53,334
Total operating expenses	89,261	73,935
Operating loss	(19,584)	(18,358)
Financial expenses, net	(1,362)	(377)
Loss before income taxes	(20,946)	(18,735)
Income tax benefit	73	942
Share in losses of associated companies	(75)	(1,118)
Net loss	$ (20,948)	$ (18,911)
Net loss per share - basic and diluted (in Dollars per share)	$ (0.32)	$ (0.32)
Weighted average ordinary shares outstanding. - basic and diluted (in Shares)	65,721	58,616
Comprehensive loss
Net loss	$ (20,948)	$ (18,911)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(702)	(961)
Unrealized gains on derivatives designated as cash flow hedges	(351)	2,173
Other comprehensive income (loss), net of tax	(1,053)	1,212
Comprehensive loss	(22,001)	(17,699)
Products
Revenues
Revenues	113,073	90,324
Cost of revenues
Cost of revenues	59,373	46,920
Services
Revenues
Revenues	50,356	43,865
Cost of revenues
Cost of revenues	$ 34,379	$ 31,692